SUBSEQUENT EVENTS (Details) € in Thousands	12 Months Ended	36 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Mar. 31, 2022 EUR (€)
Representative office in Russia closes or is no longer permitted to operate
Loss of revenue if scenario occurs	2.50%	2.50%
Russia and Belarus | Subsequent Event [Member]
Receivables			€ 0
RUSSIA
Employees | employee	1	1
Receivables	€ 321	€ 321
RUSSIA | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Net sales, percentage	2.50%
RUSSIA | Maximum | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Net sales, percentage		2.50%
RUSSIA | Minimum | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Net sales, percentage		0.20%